Shareholders' Equity - Additional Information (Detail) - USD ($)	12 Months Ended
	Apr. 28, 2018	Apr. 29, 2017	Apr. 30, 2016	Mar. 15, 2017	Oct. 20, 2015
Class of Stock [Line Items]
Treasury stock repurchased, shares	0	2,019,798	2,763,142
Treasury stock repurchase plan		$ 23,281,000	$ 26,718,000
Treasury stock, shares	39,585,000	39,497,000
Treasury stock, at cost	$ 1,121,724,000	$ 1,121,071,000
Maximum
Class of Stock [Line Items]
Number of shares authorized to be repurchase				$ 50,000,000	$ 50,000,000
Stock Repurchase Program
Class of Stock [Line Items]
Treasury stock, shares	39,584,907,000
Treasury stock, at cost	$ 1,087,067,000
New Stock Repurchase Program
Class of Stock [Line Items]
Stock repurchase program, remaining authorized repurchase amount	$ 50,000,000